United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 9/30/2008

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     November 10, 2008
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers: 2 SC= Schafer Cullen, DA=Davis Advisors Form 13F Information Table Entry Total: 86
Form 13F Information Table Entry Total: 180,116
                                        (Thousands)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4449    65136 SH       SOLE                                      65136
                                                                81     1190 SH       DEFINED SC                                 1190
A F L A C Inc.                 COM              001055102     6144   104575 SH       SOLE                                     104575
                                                                 1       19 SH       DEFINED DA                                   19
Abbott Laboratories            COM              002824100      317     5501 SH       SOLE                                       5501
Alberto Culver                 COM              013068101     2268    83259 SH       SOLE                                      83259
American Express Company       COM              025816109      943    26625 SH       SOLE                                      26625
Aqua America                   COM              03836w103      317    17830 SH       SOLE                                      17830
Artesian Resources Corp.  Clas COM              043113208      518    30906 SH       SOLE                                      30906
Automatic Data Processing      COM              053015103     3665    85728 SH       SOLE                                      85728
BP plc                         COM              055622104      997    19868 SH       SOLE                                      19868
                                                                24      470 SH       DEFINED SC                                  470
Berkshire Hathaway Class B     COM              084670207     3362      765 SH       SOLE                                        765
Best Buy Company, Inc.         COM              086516101      434    11565 SH       SOLE                                      11565
Black & Decker Corp            COM              091797100     3704    60973 SH       SOLE                                      60973
Boeing Co.                     COM              097023105     4853    84620 SH       SOLE                                      84620
Bristol Myers Squibb Co.       COM              110122108      159     7639 SH       SOLE                                       7639
                                                               113     5400 SH       DEFINED SC                                 5400
CBS                            COM              124857202      987    67674 SH       SOLE                                      67674
Campbell Soup                  COM              134429109      580    15015 SH       SOLE                                      15015
Colgate Palmolive              COM              194162103     4248    56380 SH       SOLE                                      56380
ConocoPhillips                 COM              20825C 10      647     8831 SH       SOLE                                       8831
                                                                86     1180 SH       DEFINED SC                                 1180
Cooper Industries Inc.         COM              G24182100     4533   113479 SH       SOLE                                     113479
Diageo PLC                     COM              25243Q205     1897    27545 SH       SOLE                                      27545
                                                               104     1510 SH       DEFINED SC                                 1510
Diebold Incorporated           COM              253651103      222     6705 SH       SOLE                                       6705
Dow Chemical Co                COM              260543103      769    24208 SH       SOLE                                      24208
                                                                25      800 SH       DEFINED SC                                  800
DuPont                         COM              263534109     4738   117564 SH       SOLE                                     117564
Exxon Mobil Corp.              COM              30231g102     9324   120061 SH       SOLE                                     120061
Fedex Corporation              COM              31428X106     6573    83163 SH       SOLE                                      83163
                                                                85     1070 SH       DEFINED SC                                 1070
Fortune Brands Inc.            COM              349631101     4199    73200 SH       SOLE                                      73200
General Electric Co.           COM              369604103     6934   271917 SH       SOLE                                     271917
                                                                26     1000 SH       DEFINED SC                                 1000
Glaxo Smithkline PLC ADR       COM              37733W105     4122    94836 SH       SOLE                                      94836
                                                                88     2020 SH       DEFINED SC                                 2020
H.J. Heinz Co.                 COM              423074103     4142    82897 SH       SOLE                                      82897
                                                                31      630 SH       DEFINED SC                                  630
Harley Davidson                COM              412822 10      615    16488 SH       SOLE                                      16488
Hershey Company                COM              427866108      753    19054 SH       SOLE                                      19054
Hewlett Packard                COM                             141     3040 SH       SOLE                                       3040
                                                                93     2015 SH       DEFINED SC                                 2015
Home Depot, Inc.               COM              437076102     3792   146479 SH       SOLE                                     146479
Illinois Tool Works Inc        COM              452308109     1435    32290 SH       SOLE                                      32290
International Business Machine COM              459200101     9286    79398 SH       SOLE                                      79398
J P Morgan Chase & Co.         COM              46625h100     6474   138625 SH       SOLE                                     138625
                                                               136     2910 SH       DEFINED SC                                 2910
Johnson & Johnson, Inc.        COM              478160104     8622   124446 SH       SOLE                                     124446
                                                               102     1473 SH       DEFINED SC DA                              1473
Kimberly Clarke Corp           COM              494368103      198     3046 SH       SOLE                                       3046
                                                               125     1930 SH       DEFINED SC                                 1930
Laboratory Corp Amer Hldg      COM              50540R409     2220    31945 SH       SOLE                                      31945
Liberty Media Interactive A    COM              53071M104      405    31385 SH       SOLE                                      31385
                                                                 1       50 SH       DEFINED DA                                   50
Limited Brands Inc.            COM              532716107      484    27960 SH       SOLE                                      27960
Mc Donalds Corp.               COM              580135101     2740    44409 SH       SOLE                                      44409
McCormick & Co.                COM              579780206     2494    64872 SH       SOLE                                      64872
Medtronic Inc.                 COM              585055106     3287    65603 SH       SOLE                                      65603
Merck & Co.                    COM              589331107      254     8039 SH       SOLE                                       8039
Microsoft                      COM              594918104     6653   249283 SH       SOLE                                     249283
                                                                 4      136 SH       DEFINED DA                                  136
Pepsico Inc                    COM              713448108     5711    80139 SH       SOLE                                      80139
Pfizer                         COM              717081103     1993   108102 SH       SOLE                                     108102
Pinnacle West Capital Corp     COM              723484101      531    15435 SH       SOLE                                      15435
Proctor & Gamble               COM              742718109     3924    56301 SH       SOLE                                      56301
Progressive Corp               COM              743315103     1296    74456 SH       SOLE                                      74456
RPM Inc.                       COM              749685103     4896   253152 SH       SOLE                                     253152
Royal Dutch Shell ADR          COM              780257804      258     4380 SH       SOLE                                       4380
South Jersey Industries        COM              838518108     1346    37695 SH       SOLE                                      37695
Southern Company               COM              842587107     5451   144640 SH       SOLE                                     144640
Tiffany & Co.                  COM              886547108      380    10694 SH       SOLE                                      10694
UGI Corp                       COM              902681105     2462    95508 SH       SOLE                                      95508
Unilever NV New York           COM              904784709      167     5915 SH       SOLE                                       5915
                                                               109     3880 SH       DEFINED SC                                 3880
Unitedhealth Group Inc.        COM              91324P102     1128    44416 SH       SOLE                                      44416
                                                                 1       48 SH       DEFINED DA                                   48
Valley National Bancorp        COM              919794107     1385    66090 SH       SOLE                                      66090
Verizon Communications         COM              92343v104     3612   112567 SH       SOLE                                     112567
                                                               104     3250 SH       DEFINED SC                                 3250
Viacom Class B                 COM              92553p201      495    19918 SH       SOLE                                      19918
Wal Mart                       COM              931142103     1161    19391 SH       SOLE                                      19391
General Growth Properties, Inc COM              370021107     1361    90116 SH       SOLE                                      90116
UMH Properties Inc.            COM              903002103      816   117355 SH       SOLE                                     117355
Washington Real Estate Investm COM              939653101     4505   122995 SH       SOLE                                     122995